UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-03657

Deutsche State Tax-Free Income Series

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 11/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2015 (Unaudited)

Deutsche New York Tax-Free Income Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 95.8%
New York 92.6%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, St. Peter's Hospital Project:
Series A, Prerefunded, 5.25%, 11/15/2027	1,000,000	1,088,340
Series A, Prerefunded, 5.75%, 11/15/2022	1,000,000	1,098,050
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue, Catholic Health System Obligated Group, 5.0%, 7/1/2040	1,000,000	1,105,360
Dutchess County, NY, Local Development Corp. Revenue, Vassar College, Series A, 5.0%, 1/1/2049	3,000,000	3,311,850
Haverstraw-Stony Point, NY, Central School District, 5.0%, 10/15/2021, INS: AGMC	4,500,000	4,857,615
Hudson, NY, Yards Infrastructure Corp. Revenue, Series A, 5.75%, 2/15/2047	3,000,000	3,426,480
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters:
5.25%, 10/1/2035	5,000,000	5,972,300
5.5%, 10/1/2037, GTY: Goldman Sachs Group, Inc.	2,500,000	3,080,025
Long Island, NY, Electric System Revenue, Power Authority:
Series D, 5.0%, 9/1/2023, INS: NATL	5,000,000	5,150,000
Series B, 5.0%, 9/1/2037(a)	1,185,000	1,345,378
Long Island, NY, Power Authority:
Series A, 5.0%, 9/1/2037	4,000,000	4,403,320
Series A, 5.0%, 5/1/2038	2,000,000	2,188,180
Metropolitan Transportation Authority, NY, Dedicated Tax Fund:
Series B, 5.0%, 11/15/2034	2,000,000	2,262,180
Series A, 5.5%, 11/15/2039	5,000,000	5,605,400
Metropolitan Transportation Authority, NY, Revenue, Series B, 5.0%, 11/15/2043	1,000,000	1,117,880
Monroe County, NY, General Obligation, Public Improvement:
6.0%, 3/1/2017, INS: NATL	1,410,000	1,493,966
6.0%, 3/1/2018, INS: NATL	1,130,000	1,251,170
Monroe County, NY, Industrial Development Corp. Revenue, University of Rochester, Series A, 5.0%, 7/1/2033	1,000,000	1,174,170
Nassau County, NY, Sewer & Storm Water Finance Authority Systems Revenue:
Series A, 5.0%, 10/1/2032	1,235,000	1,451,619
Series A, 5.0%, 10/1/2033	1,000,000	1,171,120
New York, Build New York City Resource Corp. Revenue, YMCA of Greater New York Project:
5.0%, 8/1/2040	750,000	828,615
5.0%, 8/1/2042	1,000,000	1,079,230
New York, Build New York City Resource Corp., Solid Waste Disposal Revenue, Pratt Paper, Inc. Project., AMT, 5.0%, 1/1/2035	750,000	802,455
New York, Higher Education Revenue, Dormitory Authority, Colgate University:
6.0%, 7/1/2016, INS: NATL	195,000	200,425
6.0%, 7/1/2021, INS: NATL	850,000	974,253
New York, Higher Education Revenue, Dormitory Authority, New York University, Series A, 5.75%, 7/1/2027, INS: NATL	3,000,000	3,758,220
New York, Higher Education Revenue, Urban Development Corp., Syracuse University, Center for Science & Technology, 5.5%, 1/1/2017	4,890,000	5,036,651
New York, Liberty Development Corp. Revenue, Second Priority, Bank of America Tower at One Bryant Park LLC, "1", 5.625%, 1/15/2046	2,000,000	2,273,740
New York, Liberty Development Corp. Revenue, World Trade Center Project, 5.0%, 11/15/2031	2,250,000	2,560,905
New York, Metropolitan Transportation Authority Revenue:
Series C, 5.0%, 11/15/2031	3,500,000	4,067,875
Series D, 5.0%, 11/15/2034	1,000,000	1,146,220
Series A-1, 5.0%, 11/15/2035	2,000,000	2,291,780
Series D-1, 5.0%, 11/15/2039	2,500,000	2,823,125
Series B, 5.25%, 11/15/2044	3,000,000	3,464,550
New York, Sales & Special Tax Revenue, Local Government Assistance Corp.:
Series E, 5.25%, 4/1/2016, INS: NATL	605,000	615,303
Series C, 5.5%, 4/1/2017	3,275,000	3,413,860
New York, Sales Tax Asset Receivable Corp., Fiscal 2015, Series A, 5.0%, 10/15/2031	5,000,000	5,958,550
New York, Seneca Nation Indians, Capital Improvements Authority Revenue, Special Obligation, Series A, 144A, 5.25%, 12/1/2016	775,000	788,710
New York, State Agency General Obligation Lease, Dormitory Authority, City University System:
Series A, 5.625%, 7/1/2016, INS: AMBAC	425,000	437,525
5.75%, 7/1/2018, INS: AGMC	1,425,000	1,520,760
New York, State Dormitory Authority Revenue, Montefiore Hospital, 5.0%, 8/1/2023, INS: NATL	2,955,000	2,966,524
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Series A, 5.0%, 7/1/2037	1,000,000	1,142,120
New York, State Dormitory Authority Revenue, Non-State Supported Debt, St. John's University, Series A, 5.0%, 7/1/2037	1,250,000	1,413,500
New York, State Dormitory Authority Revenue, State University Educational Facilities, 5.875%, 5/15/2017, INS: NATL	2,325,000	2,435,298
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Cornell University, Series C, 5.0%, 7/1/2037	2,510,000	2,859,066
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, 5.0%, 7/1/2041	2,000,000	2,260,120
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Prerefunded, 5.25%, 7/1/2033	5,000,000	5,741,900
New York, State Dormitory Authority Revenues, Non-State Supported Debt, New York University:
Series A, 5.0%, 7/1/2039	3,000,000	3,344,670
Series A, 5.25%, 7/1/2034	5,000,000	5,640,100
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore Long Island Jewish Health System:
Series A, 5.0%, 5/1/2030	1,500,000	1,735,440
Series A, 5.0%, 5/1/2032	2,000,000	2,201,280
Series A, Prerefunded, 5.5%, 5/1/2037	1,500,000	1,727,355
New York, State Dormitory Authority Revenues, Non-State Supported Debt, NYU Hospitals Center:
Series B, Prerefunded, 5.25%, 7/1/2024	655,000	693,769
Series A, 6.0%, 7/1/2040	1,500,000	1,712,835
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center, 6.125%, 12/1/2029	3,000,000	3,275,850
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rochester Institute of Technology, 5.0%, 7/1/2040	2,500,000	2,831,175
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rockefeller University:
Series A, 5.0%, 7/1/2037	3,000,000	3,429,270
Series C, 5.0%, 7/1/2040	2,750,000	3,076,150
Series A, 5.0%, 7/1/2041	2,000,000	2,278,140
New York, State Dormitory Authority Revenues, Non-State Supported Debt, School Districts Financing Program, Series C, 5.0%, 10/1/2031, INS: AGC	2,000,000	2,243,660
New York, State Dormitory Authority Revenues, Non-State Supported Debt, State University Facilities, Series A, 5.0%, 7/1/2043	2,000,000	2,243,580
New York, State Dormitory Authority, Sales Tax Revenue, State Supported Debt:
Series A, 5.0%, 3/15/2035	2,975,000	3,447,846
Series A, 5.0%, 3/15/2044	2,000,000	2,278,240
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series A, 5.0%, 2/15/2034	3,895,000	4,321,853
Series A, Prerefunded, 5.0%, 2/15/2034	5,000	5,640
Series A, 5.0%, 3/15/2038	1,250,000	1,389,975
New York, State Environmental Facilities Corp. Revenue, State Revolving Funds, Series C, 5.0%, 5/15/2041	2,500,000	2,766,575
New York, State Environmental Facilities Corp. Revenue, State Revolving Funds, Green Bonds, Series B, 5.0%, 9/15/2035	2,615,000	3,086,223
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2036	3,340,000	3,864,848
New York, State General Obligation Lease, Dormitory Authority, City University System, Series A, 5.75%, 7/1/2018, INS: NATL	850,000	908,625
New York, State General Obligation Lease, Dormitory Authority, Judicial Facilities, ETM, 7.375%, 7/1/2016, INS: NATL	15,000	15,564
New York, State Housing Finance Agency, State Personal Income Tax Revenue, Economic Development & Housing, Series A, 5.0%, 3/15/2039	5,150,000	5,679,471
New York, State Liberty Development Corp. Revenue, World Trade Center:
"2", 5.0%, 9/15/2043	2,000,000	2,210,800
"3", 5.0%, 3/15/2044	1,190,000	1,297,671
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	3,000,000	3,450,840
New York, State Power Authority Revenue, Series A, 5.0%, 11/15/2038	1,500,000	1,679,490
New York, State Thruway Authority, Series J, 5.0%, 1/1/2041	2,220,000	2,491,728
New York, State Thruway Authority, General Revenue, Series I, 5.0%, 1/1/2037	5,000,000	5,636,850
New York, State Urban Development Corp. Revenue:
Series A3C, 0.01% *, 3/15/2033, SPA: JPMorgan Chase Bank NA	1,450,000	1,450,000
Series D, 5.625%, 1/1/2028	4,000,000	4,520,320
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series B, 5.0%, 3/15/2023	45,000	47,591
New York, Transportation/Tolls Revenue, Triborough Bridge & Tunnel Authority, Series Y, ETM, 6.125%, 1/1/2021	7,205,000	8,439,937
New York, Triborough Bridge & Tunnel Authority Revenues, Series A-2, 5.25%, 11/15/2034	4,500,000	5,019,255
New York, United Nations Development Corp. Revenue, Series A, 5.0%, 7/1/2026	1,000,000	1,107,880
New York, Utility Debt Securitization Authority, Restructuring Revenue, Series TE, 5.0%, 12/15/2041	3,675,000	4,222,134
New York, Utility Debt Securitization Authority, Restruturing Bonds, 5.0%, 12/15/2036	5,000,000	5,928,150
New York & New Jersey, Port Authority:
Series 189, 5.0%, 5/1/2035	2,000,000	2,336,780
AMT, 5.0%, 10/15/2035	3,000,000	3,415,860
New York & New Jersey, Port Authority, One Hundred Forty-Seventh, AMT, 5.0%, 10/15/2027, INS: NATL	10,000,000	10,461,300
New York & New Jersey, Port Authority, One Hundred Forty-Sixth, AMT, 5.0%, 12/1/2021, INS: AGMC	4,000,000	4,172,400
New York & New Jersey, Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	1,025,000	1,198,502
New York City, NY, Housing Development Corp. Revenue, Series B1, 5.25%, 7/1/2031	2,845,000	3,312,007
New York City, NY, Industrial Development Agency, Airport Facilities Revenue, Series A, AMT, 5.0%, 7/1/2028	2,000,000	2,153,580
New York City, NY, Municipal Water Finance Authority Revenue, Series EE, 5.0%, 6/15/2045	3,000,000	3,397,170
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second Generation, Series FF, 5.0%, 6/15/2031	1,000,000	1,142,100
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Series B-2, 0.01% *, 6/15/2024, SPA: Royal Bank of Canada	600,000	600,000
Series A, 5.75%, 6/15/2040	4,000,000	4,456,480
New York City, NY, Transitional Finance Authority Building Aid Revenue, Fiscal 2009, Series S-5, 5.0%, 1/15/2032	1,000,000	1,103,030
New York City, NY, Transitional Finance Authority Revenue, Future Tax, Series F-1, 5.0%, 5/1/2039	4,000,000	4,562,880
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A-1, 5.0%, 8/1/2037	3,000,000	3,461,100
Series A, 5.0%, 5/1/2038	4,000,000	4,417,080
Series B1, 5.0%, 11/1/2040	4,000,000	4,576,840
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Fiscal 2016, Series A-1, 5.0%, 8/1/2037	2,000,000	2,323,480
New York, NY, General Obligation:
Series C, 5.0%, 8/1/2034	2,865,000	3,321,251
Series I-1, 5.375%, 4/1/2036	3,000,000	3,379,230
Series I-1, 5.625%, 4/1/2029	3,000,000	3,411,150
New York, NY, Water & Sewer Revenue, Municipal Water Finance Authority, Series D, Zero Coupon, 6/15/2017	5,000,000	4,937,250
Onondaga, NY, Civic Development Corp., St. Joseph's Hospital Healthcare Center Project, Series A, 5.125%, 7/1/2031	1,500,000	1,582,725
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project:
5.625%, 1/1/2018	720,000	467,921
5.7%, 1/1/2028	3,250,000	2,112,142
Tompkins County, NY, Development Corp. Revenue, Ithaca College, 5.0%, 7/1/2038	2,865,000	3,219,773
Triborough, NY, Bridge & Tunnel Authority Revenues, Series C, 5.0%, 11/15/2038	2,625,000	2,987,591
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.125%, 9/1/2040	4,000,000	4,483,600
Western Nassau County, NY, Water Authority, Series A, 5.0%, 4/1/2040	1,400,000	1,581,426
		315,691,111
Guam 1.1%
Guam, Government Business Privilege Tax Revenue, Series D, 5.0%, 11/15/2034	2,400,000	2,676,936
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	320,000	374,781
Guam, Power Authority Revenue, Series A, 5.0%, 10/1/2030, INS: AGMC	585,000	685,175
		3,736,892
Puerto Rico 1.0%
Puerto Rico, Highway & Transportation Authority Revenue, Series Z, ETM, 6.0%, 7/1/2018, INS: AGMC	1,475,000	1,594,121
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation, Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	4,125,000	1,762,984
		3,357,105
Virgin Islands 1.1%
Virgin Islands, Public Finance Authority Revenue, Capital Projects, Series A-1, 5.0%, 10/1/2039	500,000	532,225
Virgin Islands, Public Finance Authority Revenue, Gross Receipts Tax Loan Notes, Series A, 5.0%, 10/1/2032	3,000,000	3,250,470
		3,782,695
Total Municipal Bonds and Notes (Cost $306,186,326)		326,567,803
Underlying Municipal Bonds of Inverse Floaters (b) 9.5%
New York
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series B, 5.0%, 3/15/2023 (c)	9,900,000	10,470,042
Trust: New York, State Urban Development Corp. Revenue, Series 2887, 144A, 18.26%, 9/15/2016, Leverage Factor at purchase date: 4 to 1
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series FF-2, 5.5%, 6/15/2040 (c)	10,000,000	11,353,100
Trust: New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series 3384, 144A, 20.29%, 12/15/2016, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority Revenue, Series B, 5.0%, 11/1/2023 (c)	6,005,000	6,373,332
New York City, NY, Transitional Finance Authority Revenue, Series B, Prerefunded, 5.0%, 11/1/2023 (c)	3,995,000	4,240,043
Trust: New York City, NY, Transitional Finance Authority Revenue, Series 3283, 144A, 18.245%, 11/1/2020, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $31,171,966)		32,436,517

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $337,358,292) †	105.3	359,004,320
Floating Rate Notes (b)	(6.6)	(22,425,000)
Other Assets and Liabilities, Net	1.3	4,263,198
Net Assets	100.0	340,842,518

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of November 30, 2015.
†	The cost for federal income tax purposes was $314,591,925. At November 30, 2015, net unrealized appreciation for all securities based on tax cost was $21,987,395. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $26,992,114 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,004,719.
(a)	When-issued security.
(b)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(c)	Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (d)	$—	$359,004,320	$—	$359,004,320
Total	$—	$359,004,320	$—	$359,004,320

There have been no transfers between fair value measurement levels during the period ended November 30, 2015.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche New York Tax-Free Income Fund, a series of Deutsche State Tax-Free Income Series

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2016